UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cambridge Investment , Ltd.
Address:    5237 HHR Ranch Road, Suite A
            Wilson, Wyoming  83014

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John R. Tozzi
Title:      President
Phone:      (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi             Wilson, Wyoming               May 12, 2009
-----------------             ---------------               ------------
   [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1. Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                          -----------
Form 13F Information Table Entry Total:        9
                                          -----------
Form 13F Information Table Value Total:     $49,931
                                          -----------
                                          (thousands)

List of Other Included Managers:

1. Cambridge Investment Partners, LLC

COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5    COLUMN 6     COLUMN 7    COLUMN 8
                                                        MARKET
                                TITLE OF                VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP       (*1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
CAMERON INTERNATIONAL CORP      COM         13342B105   6,557     299,002   Sh          DEFINED      1          299,002
DIAMOND OFFSHORE DRILLING INC   COM         25271C102   1,160      18,459   Sh          DEFINED      1           18,459
ENSCO INTL INC                  COM         26874Q100   3,023     114,511   Sh          DEFINED      1          114,511
HALLIBURTON CO                  COM         406216101   6,251     404,059   Sh          DEFINED      1          404,059
NATIONAL OILWELL VARCO INC      COM         637071101   5,742     200,000   Sh          DEFINED      1          200,000
SCHLUMBERGER LTD                COM         806857108   4,295     105,731   Sh          DEFINED      1          105,731
SOUTHWESTERN ENERGY CO          COM         845467109   3,403     114,606   Sh          DEFINED      1          114,606
NOBLE CORP                      SHS         G65422100   8,862     367,856   Sh          DEFINED      1          367,856
TRANSOCEAN LTD                  REG SHS     H8817H100   10,638    180,800   Sh          DEFINED      1          180,800